Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	748,836,951.27	37,062
Yield Supplement Overcollateralization Amount 10/31/18	39,350,684.31	0
Receivables Balance 10/31/18	788,187,635.58	37,062
Principal Payments	24,380,914.63	592
Defaulted Receivables	832,749.60	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	37,647,704.14	0
Pool Balance at 11/30/18	725,326,267.21	36,432

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.67%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	5,166,514.19	240
Past Due 61-90 days	1,545,944.01	75
Past Due 91-120 days	510,758.36	20
Past Due 121+ days	0.00	0
Total	7,223,216.56	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	434,860.52
Aggregate Net Losses/(Gains) - November 2018	397,889.08
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	0.50%
Second Prior Net Losses Ratio	0.44%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.35%

Overcollateralization Target Amount	19,221,146.08
Actual Overcollateralization	19,221,146.08
Weighted Average APR	3.17%
Weighted Average APR, Yield Adjusted	5.49%
Weighted Average Remaining Term	54.72

Flow of Funds	$ Amount

Collections	26,910,201.49
Investment Earnings on Cash Accounts	50,254.43
Servicing Fee	(656,823.03)
Transfer to Collection Account	0.00
Available Funds	26,303,632.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,399,831.64
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,666,504.85
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,221,146.08
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,942,503.49

Total Distributions of Available Funds	26,303,632.89

Servicing Fee	656,823.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 11/15/18	728,992,772.06
Principal Paid	22,887,650.93
Note Balance @ 12/17/18	706,105,121.13

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2
Note Balance @ 11/15/18	275,312,772.06
Principal Paid	22,887,650.93
Note Balance @ 12/17/18	252,425,121.13
Note Factor @ 12/17/18	74.2426827%

Class A-3
Note Balance @ 11/15/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	340,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-4
Note Balance @ 11/15/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	83,100,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	30,580,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,473,478.47
Total Principal Paid	22,887,650.93
Total Paid	24,361,129.40

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	502,445.81
Principal Paid	22,887,650.93
Total Paid to A-2 Holders	23,390,096.74

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4710072
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8492642
Total Distribution Amount	24.3202714

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.4777818
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.3166204
Total A-2 Distribution Amount	68.7944022

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	160.20
Noteholders' Principal Distributable Amount	839.80

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	2,548,816.60
Investment Earnings	4,462.75
Investment Earnings Paid	(4,462.75)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60